Fair value of financial instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Book Value	$ 227,117	$ 19,303
Cash and cash equivalents - Fair Value	227,117	19,303
Restricted cash - Book Value	5,736	11,425
Restricted cash - Fair Value	5,736	11,425
Amounts due from related parties, short-term - Book Value	0	5,000
Amounts due from related parties, short-term - Fair Value	0	5,000
Notes receivable, net of current portion - Book Value	0	8,013
Notes receivable, net of current portion - Fair Value	0	8,013
Amounts due to related parties, short-term - Book value	(17,181)	(35,979)
Amounts due to related parties, short-term - Fair value	(17,181)	(35,979)
Long-term borrowings, net - Book value	(795,510)	(486,857)
Long-term borrowings, net - Fair value	$ (801,581)	$ (491,169)